Inventories	12 Months Ended
Dec. 31, 2022
Disclosure of inventories [abstract]
Inventories	INVENTORIES
As of December 31, 2022 and 2021, inventories were as follows:

	2022		2021
Refined and petrochemicals products	Ps.	60,838,241	Ps.	40,359,715
Products in transit	25,345,696		21,614,227
Crude oil	32,971,427		18,540,376
Materials and products in stock	6,171,040		5,036,587
Materials in transit	393,964		313,899
Gas and condensate products	298,029		248,338
	Ps.	126,018,397	Ps.	86,113,142
Ps. 1,115,363,647, Ps. 500,000,961 and Ps. 315,288,507 of PEMEX’s inventories were recognized as cost of sales as of December 31, 2022, 2021 and 2020, respectively.